Document and Entity Information	12 Months Ended
Jul. 29, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2012
Registrant Name	CORNERCAP GROUP OF FUNDS /VA/
Central Index Key	0000789280
Amendment Flag	false
Document Creation Date	Jul. 27, 2012
Document Effective Date	Jul. 29, 2012
Prospectus Date	Jul. 29, 2012